Discontinued Operations - Income Statement (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 108,374		$ 117,595	$ 116,672
Expenses:
Voyage expenses	2,930		9,113	4,667
Vessel operating expenses	26,632		26,427	27,398
General and administrative expenses	5,502		5,713	6,236
Vessel depreciation and amortization	29,261		32,813	35,979
Interest expense and finance cost	17,036		18,964	19,963
Net (loss) / income from discontinued operations	(146,876)		7,507	22,688
Discontinued operations
Revenues	46,172	[1]	161,659	132,443
Expenses:
Voyage expenses	12,655	[1]	37,202	10,498
Vessel operating expenses	15,506	[1]	68,406	54,281
General and administrative expenses	2,564	[1]	0	0
Vessel depreciation and amortization	9,630	[1]	40,276	38,014
Impairment of vessels	149,578	[1]	0	0
Interest expense and finance cost	3,174	[1]	8,433	6,642
Other (income) / expenses	(59)	[1]	(165)	320
Net (loss) / income from discontinued operations	$ (146,876)	[1]	$ 7,507	$ 22,688

[1]	represents activity for the period from January 1, 2019 to the date of the completion on the DSS Transaction on March 27, 2019.